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                               WM GROUP OF FUNDS

                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101

                     SUPPLEMENT DATED APRIL 3, 2000 TO THE
                         PROSPECTUS DATED MARCH 1, 2000


        Information presented on page 60 is modified by the following:

        The Bond & Stock Fund is managed by an equity team of Portfolio Managers of WM Advisors, Inc.


                     PLEASE RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                                                      B & S Supp